Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Undiscounted operating lease payments for future commitments for leases not yet commenced [Abstract]
Weighted-average remaining lease term (years)	8 years	8 years
Undiscounted operating lease payment for future commitments for leases not yet commenced	$ 4,996	$ 5,309